14. Reserve for RSUs	12 Months Ended
Jun. 30, 2024
Notes
14. Reserve for RSUs

14. Reserve for RSUs

On January 9, 2022, the Company granted 240,000 RSUs to a former officer, which vested immediately. The RSUs were settled and immediately converted into common shares. Stock-based compensation of $1,950,645 in connection with the vesting of these RSUs was recorded during the year ended June 30, 2022.

On January 30, 2023, the Company granted 470,000 RSUs to various directors. 70,000 of these RSUs vest on January 30, 2024. The grant date fair value attributable to these 70,000 RSUs was $209,422, of which $105,244 was recorded as stock-based compensation in connection with the vesting of these RSUs during the year ended June 30, 2024 (2023 - $86,638).

RSUs with the Put Right Option which vest at various stages pending conditions of certain milestones are classified under other liabilities on the consolidated statements of financial position (see Note 11 for details).

On July 17, 2023, the Company granted 200,000 RSUs to an officer. The RSUs will vest at various stages depending on the Company’s volume weighted average price exceeding certain thresholds. The grant date fair value attributable to these RSUs was $1,340,272. As no vesting conditions were met, no stock-based compensation was recorded on these RSUs during the year ended June 30, 2024.

On July 29, 2023, 10,000 RSUs were cancelled. As a result of this cancellation, an amount of $12,377 was reallocated from RSU reserve to accumulated deficit.

As at August 9, 2023, 160,000 RSUs with the Put Right Option had met certain milestones required to vest, and on September 26, 2023, the Company paid $534,240 (USD $400,000) to redeem these 160,000 RSUs (see Note 11 for details).

On February 14, 2024, 60,000 RSUs had met certain milestones required to vest and 60,000 common shares were issued for the redemption.

14. Reserve for RSUs (continued)

As at June 30, 2024, the Company had 440,000 RSUs outstanding (June 30, 2023 – 470,000 RSUs outstanding; June 30, 2022 - nil).